SCHEDULE OF LONG-TERM INVESTMENTS, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jan. 31, 2025
S T Meng Pte. Ltd.	$ 1,875,000	$ 1,875,000
Share of loss from equity investment	(334,119)	(159,220)
Loss on dilution of equity investment	(129,106)
Foreign currency translation	11,499	(2,640)
Equity method investment, net	1,423,274	1,713,140
Investment A	100,444	100,444
Less: accumulated impairment losses	(100,444)	(100,444)
Equity method investment
Total	$ 1,423,274	$ 1,713,140
ST Meng Pte Ltd [Member]
Ownership interest	19.00%	21.00%	21.00%
Long-term Investment Without Readily Determinable Investment [Member]
Ownership interest	4.00%	4.00%